SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrant Instruments (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Warrant Instruments
Number of warrants outstanding	53,076,019	21,109,135	15,191,077
Spring Valley Acquisition III
Warrant Instruments
Number of warrants outstanding	14,712,778	14,712,778
Public Warrants | Spring Valley Acquisition III
Warrant Instruments
Number of warrants outstanding	7,666,667	7,666,667
Private Placement Warrants | Spring Valley Acquisition III
Warrant Instruments
Number of warrants outstanding	7,046,111	7,046,111